(Oppenheimer Small- & Mid- Cap Value Fund) |
Investment Objective. The Fund seeks capital appreciation.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 11 of the prospectus and in the sections "How to Buy Shares" beginning on page 55 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Oppenheimer Small- & Mid- Cap Value Fund)	Class A	Class B	Class C	Class N	Class Y	Class I
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	5.00%	1.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Oppenheimer Small- & Mid- Cap Value Fund)		Class A	Class B	Class C	Class N	Class Y	Class I
Management Fees		0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	[1]
Distribution and/or Service (12b-1) Fees		0.24%	1.00%	1.00%	0.50%	none	none	[1]
Total Other Expenses		0.36%	0.64%	0.37%	0.38%	0.34%	0.05%	[1]
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	[1]
Total Annual Fund Operating Expenses		1.27%	2.31%	2.04%	1.55%	1.01%	0.72%	[1]
Fee Waiver and Expense Reimbursement	[2]	(0.03%)	(0.22%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.24%	2.09%	2.03%	1.54%	1.00%	0.71%	[1]
[1]	Estimated expenses for the first fiscal year that Class I shares are offered. Class I shares will first be offered on the date of this prospectus.
[2]	The Fund's transfer agent has voluntarily agreed to limit its fees for classes B, C, N and Y to 0.35% of average annual net assets per class per fiscal year, and to 0.30% of average annual net assets per fiscal year for Class A. These limitations may not be amended or withdrawn until one year after the date of this prospectus. Expenses for Class A have been restated to reflect current fees. The Manager has voluntarily agreed to waive fees and/or reimburse expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund. This limit may not be amended or withdrawn until one year after the date of this prospectus.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example (Oppenheimer Small- & Mid- Cap Value Fund) (USD $)		1 Year	3 Years	5 Years	10 Years
Class A		695	954	1,233	2,027
Class B		714	1,008	1,429	2,147
Class C		308	645	1,108	2,392
Class N		258	492	850	1,859
Class Y		103	322	560	1,241
Class I	[1]	73	230	401	897
[1]	Based on estimated expenses for Class I shares for the first fiscal year.

If shares are not redeemed
Expense Example, No Redemption (Oppenheimer Small- & Mid- Cap Value Fund) (USD $)		1 Year	3 Years	5 Years	10 Years
Class A		695	954	1,233	2,027
Class B		214	708	1,229	2,147
Class C		208	645	1,108	2,392
Class N		158	492	850	1,859
Class Y		103	322	560	1,241
Class I	[1]	73	230	401	897
[1]	Based on estimated expenses for Class I shares for the first fiscal year.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 89% of the average value of its portfolio.

Principal Investment Strategies. The Fund mainly invests in common stocks of U.S. companies that have a market capitalization up to $13 billion. That range includes both small- and mid-cap stocks. The Fund has no fixed ratio for the percentage of small-cap and mid-cap stocks required to be held in its portfolio. Under normal market conditions the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-cap and mid-cap issuers.

The Fund primarily invests in U.S. companies but may also purchase securities of issuers in any country, including developed and emerging market countries. While the Fund has no limits on the percentage of its assets it can invest in foreign securities, normally it does not expect to invest substantial amounts of its assets in foreign securities and generally limits investments in emerging markets to not more than 5% of its total assets. The Fund emphasizes securities that the portfolio manager believes are undervalued.

In selecting investments for the Fund, the portfolio manager looks for stocks of small- and mid-cap companies that he believes have been undervalued by the market. A security may be undervalued because the market is not aware of the issuer's intrinsic value, does not yet recognize its future potential, or the issuer may be temporarily out of favor. The Fund seeks to realize gains in the prices of those securities when other investors recognize their real or prospective worth. The portfolio manager uses a "bottom up" approach to select securities one at a time before considering industry trends. Those companies may have a low ratio of their stock price to earnings, for example. The portfolio manager also analyzes factors such as a company's book value, sales, earnings, growth potential and cash flows. After considering these criteria, the portfolio manager may also look at broader industry and economic trends that could affect the growth potential of particular small- and mid-cap stocks. The portfolio manager currently focuses on companies with the following characteristics, which may vary in particular cases and may change over time:

  Favorable supply/demand conditions for key products

  Development of new products or businesses

  Quality of management

  Competitive position in the marketplace

  Effective allocation of capital

The Fund may sell securities that the portfolio manager believes no longer meet the above criteria, but is not required to do so.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.

At times, the Fund may emphasize investments in a particular industry or market sector. To the extent that it increases its emphasis on a particular industry or sector, the value of its investments may fluctuate more in response to events (such as changes in economic conditions, government regulations, or the availability of basic resources or supplies) that affect that particular industry or sector more than others.

Main Risks of Value Investing. Value investing entails the risk that if the market does not recognize that the Fund's securities are undervalued, the prices of those securities might not appreciate as anticipated. A value approach could also result in fewer investments that increase rapidly during times of market gains and could cause the Fund to underperform funds that use a growth or non-value approach to investing. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, the securities of "value" companies may underperform the securities of "growth" companies.

Main Risks of Small- and Mid-Sized Companies. The stock prices of small- and mid-sized companies may be more volatile and their securities may be more difficult to sell than those of larger companies. They may not have established markets, may have fewer customers and product lines, may have unseasoned management or less management depth and may have more limited access to financial resources. Smaller companies may not pay dividends or provide capital gains for some time, if at all.

The Fund can invest up to 5% of its total assets in securities of small, unseasoned companies.

Price Arbitrage. Because the Fund may invest in smaller company stocks that might trade infrequently, investors might seek to trade fund shares based on their knowledge or understanding of the value of those securities (this is sometimes referred to as "price arbitrage"). If such price arbitrage were successful, it might interfere with the efficient management of the Fund's portfolio and the Fund may be required to sell securities at disadvantageous times or prices to satisfy the liquidity requirements created by that activity. Successful price arbitrage might also dilute the value of fund shares held by other shareholders.

Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. These risks may be greater for investments in developing or emerging market countries.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking capital appreciation over the long term. Those investors should be willing to assume the risks of short-term share price fluctuations and losses that are typical for funds emphasizing small- and mid-cap stock investments. Since the Fund does not seek current income and its income from investments will likely be small, it is not designed for investors needing an assured level of current income. The Fund is not a complete investment program and may not be appropriate for all investors. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/investors/overview/SmallMidCapValueFund

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 23.11% (2nd Qtr 09) and the lowest return was -31.17% (4th Qtr 08). For the period from January 1, 2011 through December 31, 2011 the cumulative return before sales charges and taxes was -7.52%

Average Annual Total Returns for the periods ended December 31, 2011

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Performance information for Class I shares is not provided because those shares were not available prior to the date of this prospectus.

Average Annual Total Returns (Oppenheimer Small- & Mid- Cap Value Fund)		Inception Date	1 Year	5 Years	10 Years (or life of class, if less)
Class A		Jan. 03, 1989	(12.84%)	(3.65%)	6.26%
Class A Return After Taxes on Distributions			(12.84%)	(4.05%)	5.35%
Class A Return After Taxes on Distributions and Sale of Fund Shares			(8.35%)	(3.14%)	5.12%
Class B		Sep. 01, 1993	(12.88%)	(3.64%)	6.39%
Class C		Sep. 01, 1993	(9.13%)	(3.24%)	6.08%
Class N		Mar. 01, 2001	(8.71%)	(2.79%)	6.56%
Class Y		Oct. 24, 2005	(7.27%)	(2.15%)	1.75%
Russell 2000® Index			(4.18%)	0.15%	5.62%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	[1]				3.61%
Russell 2500® Index			(2.51%)	1.24%	6.57%
Russell 2500® Index (reflects no deduction for fees, expenses or taxes)	[1]				4.33%
Russell 2500® Value Index			(3.36%)	(0.58%)	7.16%
Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)	[1]				3.19%
[1]	As of 10/31/2005